Future Expected Contributions by Pension Plans (Detail) (BELGIUM, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
BELGIUM
Schedule of Expected Future Pension Benefit Payment [Line Items]
2013	$ 1.1
2014	1.3
2015	1.3
2016	1.3
2017	1.3
2018-2021	$ 5.3